Convertible notes payable - Summary (Details) - Convertible notes ¥ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Oct. 25, 2022 CNY (¥)	Oct. 25, 2022 USD ($)
Debt Instrument [Line Items]
Interest rate (in percent)				5.00%	5.00%
Aggregate principal amount	¥ 474,455	$ 4,773,000	¥ 461,494	¥ 459,410	$ 65,000,000
Unamortized debt issuance costs	(3,845)		(5,793)
Net carrying amount	470,610		455,701
Estimate of Fair Value Measurement | Level 3
Debt Instrument [Line Items]
Long-Term Debt, Fair Value	¥ 481,754		¥ 396,884